LOANS AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
LOANS AND ALLOWANCE FOR CREDIT LOSSES	LOANS AND ALLOWANCE FOR CREDIT LOSSES
Overall

The Company's LHFI are generally reported at their outstanding principal balances net of any cumulative charge-offs, unamortized deferred fees and costs and unamortized premiums or discounts. Certain LHFI are accounted for at fair value under the FVO. Certain loans are pledged as collateral for borrowings, securitizations, or SPEs. These pledged loans totaled $50.1 billion at December 31, 2025 and $59.1 billion at December 31, 2024.

LHFS includes loans the Company has the intent to sell or securitize in an off-balance sheet securitization and loans that the Company no longer intends to hold to maturity or for the foreseeable future. The LHFS portfolio balance at December 31, 2025 was $1.6 billion, compared to $1.3 billion at December 31, 2024. For a discussion on the composition and valuation of LHFS at fair value, see Note 15 to these Consolidated Financial Statements.

During 2025, the Company completed the following sales and off-balance sheet securitizations of loans in its LHFI portfolios:
•(i) transferred $1.3 billion in RIC loans to a newly-formed off-balance sheet trust, and (ii) transferred its financial interests of approximately $242.9 million in an on-balance sheet auto RIC Trust to a third party and to a newly-formed off-balance sheet trust. These transactions resulted in a combined $1.0 million gain on securitization, offset by the impact of release of credit loss reserves of approximately $82.1 million.
•sold a portfolio of non-performing RIC loans to an unaffiliated third-party with a UPB of approximately $250.0 million. The transaction resulted in a loss on sale of approximately $53.3 million, offset by the impact of the release of credit loss reserves of approximately $72.7 million.
•sold a portfolio of personal unsecured loans with a UPB of approximately $831.0 million to an unaffiliated third party, resulting in a loss on sale of approximately $41.0 million, offset by the impact of the release of credit loss reserves of approximately $85.9 million.
•executed an off-balance sheet securitization of CRE mortgage loans with a UPB of approximately $502.4 million resulting in a gain on sale of approximately $0.4 million, offset by the impact of the release of credit loss reserves of approximately $4.9 million.
During the year ended December 31, 2025 the Company completed clean-up calls of existing off-balance sheet securitizations, which resulted in the repurchase of approximately $521.5 million of gross RICs.

At December 31, 2025. and December 31, 2024, accrued interest receivable on the Company's loans was $587.7 million and $632.4 million, respectively.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Loan and Lease Portfolio Composition

The following presents the composition of loans and leases HFI by portfolio and by rate type as of the dates indicated:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial LHFI:
CRE loans	$8,135,821	9.8%	$8,624,800	9.9%
C&I loans	7,820,988	9.4%	8,386,344	9.6%
Multifamily loans	9,601,558	11.6%	9,840,692	11.3%
Other commercial	8,249,571	10.0%	7,608,933	8.7%
Total commercial LHFI	$33,807,938	40.8%	$34,460,769	39.5%
Consumer loans secured by real estate:
Residential mortgages	4,039,103	4.9%	4,415,747	5.1%
Home equity loans and lines of credit	1,797,387	2.2%	2,091,365	2.4%
Total consumer loans secured by real estate	$5,836,490	7.1%	$6,507,112	7.5%
Consumer loans not secured by real estate:
RICs and auto loans	42,736,050	51.4%	44,585,718	50.9%
Personal unsecured loans	492,525	0.6%	1,715,727	2.0%
Other consumer	18,306	0.1%	35,173	0.1%
Total consumer loans	$49,083,371	59.2%	$52,843,730	60.5%
Total LHFI (1)	$82,891,309	100.0%	$87,304,499	100.0%
Total LHFI:
Fixed rate	$59,079,072	71.3%	$62,085,179	71.1%
Variable rate	23,812,237	28.7%	25,219,320	28.9%
Total LHFI (1)	$82,891,309	100.0%	$87,304,499	100.0%
(1)Total LHFI includes unamortized deferred loan fees, net of deferred origination costs; unamortized purchase premiums, net of discounts; unamortized participation fees; accretable Subvention; as well as purchase accounting adjustments. These items resulted in a net positive adjustment to the loan balances of $607.1 million and $425.4 million as of December 31, 2025 and December 31, 2024, respectively.

Portfolio segments and classes

The Company discloses information about the credit quality of its loans and leases at disaggregated levels, specifically defined as “portfolio segments” and “classes,” based on management’s systematic methodology for determining the ACL. The Company utilizes similar categorization compared to the financial statement categorization of loans to model and calculate the ACL and track the credit quality, delinquency and impairment status of the underlying loan populations. In disaggregating its financing receivables portfolio, the Company’s methodology begins with the commercial and consumer portfolio segments.

The commercial portfolio segmentation reflects line of business distinctions. The CRE line of business includes C&I owner-occupied real estate and specialized lending for investment real estate. C&I includes non-real estate-related commercial loans. "Multifamily" represents loans for multifamily residential housing units. “Other commercial” includes loans to global customer relationships in Latin America which are not defined as commercial or consumer for regulatory purposes as well as the Company's CEVF portfolio.

The Company's portfolio classes are substantially the same as its financial statement categorization of loans for consumer loan populations. “Residential mortgages” includes mortgages on residential property, including single family and 1-4 family units. "Home equity loans and lines of credit" include all organic home equity contracts and purchased home equity portfolios. "RICs and auto loans" includes the Company's direct automobile loan portfolios but excludes RV and marine RICs. "Personal unsecured loans" includes personal revolving loans and credit cards. “Other consumer” includes an acquired portfolio of marine RICs and RV contracts.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

ACL Rollforward by Portfolio Segment

The ACL is comprised of the ALLL and the reserve for unfunded lending commitments. The activity in the ACL by portfolio segment was as follows for the periods indicated:

	Year ended December 31, 2025
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$565,685	$5,996,327	$6,562,012
Credit loss expense	1,499	1,649,853	1,651,352
Charge-offs	(143,613)	(4,565,026)	(4,708,639)
Recoveries	48,157	2,446,774	2,494,931
Charge-offs, net of recoveries	$(95,456)	$(2,118,252)	$(2,213,708)
ALLL, end of period	$471,728	$5,527,928	$5,999,656

Reserve for unfunded lending commitments, beginning of period	$46,026	$1,917	$47,943
Credit loss expense/ (benefit) on unfunded lending commitments	(3,388)	7,960	4,572
Reserve for unfunded lending commitments, end of period	$42,638	$9,877	$52,515
Total ACL, end of period	$514,366	$5,537,805	$6,052,171

	Year ended December 31, 2024
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$616,788	$6,315,265	$6,932,053
Credit loss (benefit) / expense	(4,573)	1,954,511	1,949,938
Charge-offs	(108,032)	(4,732,029)	(4,840,061)
Recoveries	61,502	2,458,580	2,520,082
Charge-offs, net of recoveries	$(46,530)	$(2,273,449)	$(2,319,979)
ALLL, end of period	$565,685	$5,996,327	$6,562,012

Reserve for unfunded lending commitments, beginning of period	$55,846	$4,916	$60,762
Credit loss (benefit) on unfunded lending commitments	(9,820)	(2,999)	(12,819)
Reserve for unfunded lending commitments, end of period	$46,026	$1,917	$47,943
Total ACL, end of period	$611,711	$5,998,244	$6,609,955
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

	Year Ended December 31, 2023
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$562,216	$6,217,783	$6,779,999
Day 1: Adjustment to allowance for adoption of ASU 2022-2	4,986	50,254	55,240
Credit loss expense	141,510	2,109,748	2,251,258
Charge-offs	(158,157)	(4,586,806)	(4,744,963)
Recoveries	66,233	2,524,286	2,590,519
Charge-offs, net of recoveries	(91,924)	(2,062,520)	(2,154,444)
ALLL, end of period	$616,788	$6,315,265	$6,932,053

Reserve for unfunded lending commitments, beginning of period	$77,709	$7,873	$85,582
Credit loss benefit on unfunded lending commitments	(21,863)	(2,957)	(24,820)
Reserve for unfunded lending commitments, end of period	55,846	4,916	60,762
Total ACL end of period	$672,634	$6,320,181	$6,992,815

The credit risk in the Company’s loan portfolios is driven by credit and collateral quality and is affected by borrower-specific and economy-wide factors. In general, there is an inverse relationship between the credit quality of loans and projections of impairment losses, so that loans with better credit quality require a lower expected loss reserve. The Company manages this risk through its underwriting, pricing strategies, credit policy standards, and servicing guidelines and practices, as well as the application of geographic and other concentration limits.

The Company estimates CECL based on prospective information as well as account-level models based on historical data. Unemployment, HPI, CRE price index and used vehicle index growth rates, along with loan level characteristics, are the key inputs used in the models for prediction of the likelihood that the borrower will default in the forecasted period (the PD) and the loss in the event of default (the LGD). GDP is also a key input used in the models for the prediction of the likelihood that a borrower will default.

The Company has determined the reasonable and supportable period to be three years, at which time the economic forecasts generally tend to revert to historical averages. The Company also utilizes qualitative adjustments to capture any additional risks that may not be captured in either the economic forecasts or in the historical data, including consideration of several factors such as the interpretation of economic trends and uncertainties, changes in the nature and volume of loan portfolios, trends in delinquency and collateral values, and concentration risk.

The Company generally uses a third-party vendor's consensus baseline macroeconomic scenario for the quantitative estimate and additional positive and negative macroeconomic scenarios to make qualitative adjustments for macroeconomic uncertainty and considers adjustments to macroeconomic inputs and outputs based on market volatility. The baseline scenario was based on the latest consensus forecasts available which assume an increasing unemployment rate (which is a key driver of losses) and other macroeconomic uncertainties due to tariffs and other trade policies of the U.S. and its global trading partners. Additional downward risks continue to exist due to uncertainties related to increasing consumer indebtedness, and restricted job growth undermining consumer spending and growth. Using the weighted average of a range of economic forecast scenarios, we estimated at December 31, 2025 that the unemployment rate is expected to be approximately 5.5% at the end of 2026. In comparison, at December 31, 2024, management previously estimated the unemployment rate using the weighted average of our economic forecast scenarios to be 5.2% at the end of 2025. Additionally, the weighted used vehicle index, where a higher number corresponds to a higher used car price at auction, was estimated at December 31, 2025 to be approximately 215 at the end of 2026, compared to our estimate at December 31, 2024 to be approximately 194 at the end of 2025. The scenarios used by the Company are periodically reassessed over a reasonable and supportable time horizon, with weightings assigned by management and approved through the established governance process.

The Company's ACL was $6.1 billion at December 31, 2025, a decrease of $557.8 million from December 31, 2024. The decrease in the ACL was primarily attributable to the sale of certain personal unsecured, RIC and auto loan and commercial loan portfolios and rating improvements within the commercial loan portfolio. The ACL for the consumer portfolio segment decreased by $460.4 million and the ACL for the commercial portfolio segment decreased by $97.3 million at December 31, 2025 compared to December 31, 2024.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Non-accrual loans by Class of Financing Receivable

The amortized cost basis of financing receivables that are non-accrual and other non-performing assets disaggregated by class of financing receivables (as well as the amount of non-accrual loans for which no related allowance is recorded) are as follows at the dates indicated:

	Non-accrual loans and other non-performing assets as of:(1)		Non-accrual loans with no related allowance
(in thousands)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Non-accrual loans:
Commercial:
CRE	$187,657	$243,761	$79,107	$36,643
C&I	47,813	132,146	25,817	70,153
Multifamily	309,994	226,448	89,352	81,480
Other commercial	4,518	8,037	—	9
Total commercial loans	$549,982	$610,392	$194,276	$188,285
Consumer:
Residential mortgages	59,089	52,170	1,411	1,436
Home equity loans and lines of credit	57,109	70,414	10,604	12,681
RICs and auto loans	2,683,202	2,241,575	167,766	147,574
Personal unsecured loans	93	486	—	—
Other consumer	18,413	15,198	15	201
Total consumer loans	$2,817,906	$2,379,843	$179,796	$161,892
Total non-accrual loans	$3,367,888	$2,990,235	$374,072	$350,177

OREO	41,978	54,121	—	—
Repossessed vehicles	249,913	249,209	—	—
Foreclosed and other repossessed assets	1,297	25,182	—	—
Total OREO and other repossessed assets	$293,188	$328,512	$—	$—
Total non-performing assets	$3,661,076	$3,318,747	$374,072	$350,177
(1) Interest income recognized on nonaccrual loans was $292.3 million and $242.9 million for the year ended December 31, 2025 and December 31, 2024, respectively.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Age Analysis of Past Due Loans

The Company generally considers an account delinquent when an obligor fails to pay substantially all (defined as 90%) of the scheduled payment by the due date. When an account is deferred, the loan is returned to accrual status during the deferral period and accrued interest related to the loan is evaluated for collectability.

The amortized cost of past due loans and accruing loans 90 days or greater past due disaggregated by class of financing receivables is summarized as follows at the dates indicated:

As of:	December 31, 2025
(in thousands)	30-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Financing Receivables	Amortized Cost > 90 Days and Accruing
Commercial:
CRE (1)	$53,752	$106,685	$160,437	$8,207,814	$8,368,251	$—
C&I (2)	63,648	13,039	76,687	7,885,134	7,961,821	—
Multifamily	73,986	159,064	233,050	9,368,508	9,601,558	—
Other commercial	66,114	3,366	69,480	8,180,091	8,249,571	1
Consumer:
Residential mortgages (3)	77,611	59,167	136,778	5,115,266	5,252,044	—
Home equity loans and lines of credit	27,930	46,348	74,278	1,723,109	1,797,387	—
RICs and auto loans	6,072,147	673,386	6,745,533	35,990,517	42,736,050	—
Personal unsecured loans	21,996	18,049	40,045	452,480	492,525	8,699
Other consumer	863	205	1,068	17,238	18,306	—
Total	$6,458,047	$1,079,309	$7,537,356	$76,940,157	$84,477,513	$8,700
(1) CRE loans include $232.4 million of LHFS at December 31, 2025.
(2) C&I loans include $140.8 million of LHFS at December 31, 2025.
(3) Residential mortgages include $1.2 billion of LHFS at December 31, 2025.

As of:	December 31, 2024
(in thousands)	30-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
Commercial:
CRE	$14,113	$107,189	$121,302	$8,503,498	$8,624,800	$—
C&I (1)	54,966	30,007	84,973	8,497,612	8,582,585	—
Multifamily	55,813	140,025	195,838	9,644,854	9,840,692	—
Other commercial	53,345	3,289	56,634	7,552,299	7,608,933	—
Consumer:
Residential mortgages (2)	71,252	48,511	119,763	5,433,696	5,553,459	—
Home equity loans and lines of credit	34,698	60,302	95,000	1,996,365	2,091,365	—
RICs and auto loans	5,377,426	591,437	5,968,863	38,616,855	44,585,718	—
Personal unsecured loans	41,673	22,296	63,969	1,651,758	1,715,727	8,796
Other consumer	1,078	146	1,224	33,949	35,173	—
Total	$5,704,364	$1,003,202	$6,707,566	$81,930,886	$88,638,452	$8,796
(1)C&I loans included $196.2 million of LHFS at December 31, 2024.
(2) Residential mortgages included $1.1 billion of LHFS at December 31, 2024.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Commercial Lending Asset Quality Indicators

The Company's Risk Department performs a credit analysis and classifies certain loans over an internal threshold based on the commercial lending classifications described below:

PASS. Asset is well-protected by the current net worth and paying capacity of the obligor or guarantors, if any, or by the fair value less costs to acquire and sell any underlying collateral in a timely manner.

SPECIAL MENTION. Asset has potential weaknesses that deserve management’s close attention, which, if left uncorrected, may result in deterioration of the repayment prospects for an asset at some future date. Special mention assets are not adversely classified.

SUBSTANDARD. Asset is inadequately protected by the current net worth and paying capacity of the obligor or by the collateral pledged, if any. A well-defined weakness or weaknesses exist that jeopardize the liquidation of the debt. The loans are characterized by the distinct possibility that the Company will sustain some loss if deficiencies are not corrected.

DOUBTFUL. Exhibits the inherent weaknesses of a substandard credit. Additional characteristics exist that make collection or liquidation in full highly questionable and improbable, on the basis of currently known facts, conditions and values. Possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to the advantage and strengthening of the credit, an estimated loss cannot yet be determined.

LOSS. Credit is considered uncollectible and of such little value that it does not warrant consideration as an active asset. There may be some recovery or salvage value, but there is doubt as to whether, how much or when the recovery would occur.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Each commercial loan is evaluated to determine its risk rating at least annually. The indicators represent the rating for loans as of the date presented based on the most recent assessment performed. Amortized cost basis of loans in the commercial portfolio segment by credit quality indicator, class of financing receivable, and year of origination are summarized as follows:

December 31, 2025	Commercial Loan Portfolio (2)
(dollars in thousands)	Amortized Cost by Origination Year
Regulatory Rating:	2025(1)	2024	2023	2022	2021	Prior	Total (3)
CRE
Pass	$593,052	$1,033,158	$1,291,871	$1,602,467	$513,182	$1,167,704	$6,201,434
Special mention	9,720	—	156,521	770,466	192,505	199,083	1,328,295
Substandard	—	137	27,886	386,822	102,459	288,730	806,034
Doubtful	—	—	—	—	—	32,488	32,488
Total CRE	$602,772	$1,033,295	$1,476,278	$2,759,755	$808,146	$1,688,005	$8,368,251
Current period gross write-offs - CRE	$—	$—	$—	$—	$8,650	$48,802	$57,452
C&I
Pass	$777,229	$902,846	$465,249	$1,030,736	$555,840	$2,334,869	$6,066,769
Special mention	63,594	20,419	90,361	42,008	98,873	167,823	483,078
Substandard	35	45,343	67,662	108,544	77,000	255,250	553,834
N/A(4)	352,229	261,666	119,486	89,734	29,795	5,230	858,140
Total C&I	$1,193,087	$1,230,274	$742,758	$1,271,022	$761,508	$2,763,172	$7,961,821
Current period gross write-offs - C&I	$3,265	$14,301	$13,411	$14,052	$4,864	$14,711	$64,604
Multifamily
Pass	$831,626	$62,702	$488,387	$2,943,747	$1,385,731	$2,298,668	$8,010,861
Special mention	—	—	139,090	126,189	60,505	126,876	452,660
Substandard	—	—	120,054	411,352	222,928	383,703	1,138,037
Total multifamily	$831,626	$62,702	$747,531	$3,481,288	$1,669,164	$2,809,247	$9,601,558
Current period gross write-offs - Multifamily	$—	$—	$—	$2,545	$1,247	$10,543	$14,335
Remaining commercial
Pass	$4,277,683	$1,340,972	$788,195	$625,067	$341,222	$872,814	$8,245,953
Substandard	—	1,200	259	607	738	814	3,618
Total remaining commercial	$4,277,683	$1,342,172	$788,454	$625,674	$341,960	$873,628	$8,249,571
Current period gross write-offs - Remaining commercial	$—	$—	$—	$—	$—	$7,222	$7,222
Total commercial loans
Pass	$6,479,590	$3,339,678	$3,033,702	$6,202,017	$2,795,975	$6,674,055	$28,525,017
Special mention	73,314	20,419	385,972	938,663	351,883	493,782	2,264,033
Substandard	35	46,680	215,861	907,325	403,125	928,497	2,501,523
Doubtful	—	—	—	—	—	32,488	32,488
N/A(4)	352,229	261,666	119,486	89,734	29,795	5,230	858,140
Total commercial loans	$6,905,168	$3,668,443	$3,755,021	$8,137,739	$3,580,778	$8,134,052	$34,181,201
Current period gross write-offs - Total commercial	$3,265	$14,301	$13,411	$16,597	$14,761	$81,278	$143,613
(1)Loans originated during the year ended December 31, 2025.
(2)Includes $373.3 million of LHFS at December 31, 2025.
(3)Includes $3.8 million of revolving loans converted to term loans.
(4)Not subject to internal risk rating process.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

December 31, 2024	Commercial Loan Portfolio (2)
(dollars in thousands)	Amortized Cost by Origination Year
Regulatory Rating:	2024(1)	2023	2022	2021	2020	Prior	Total (3)
CRE
Pass	$338,140	$824,121	$2,829,501	$1,098,765	$740,463	$1,387,777	$7,218,767
Special mention	18,961	32,300	276,613	311,328	22,486	98,887	760,575
Substandard	29,011	10,662	243,510	49,001	65,937	198,848	596,969
Doubtful	—	—	—	—	—	48,489	48,489
Total CRE	$386,112	$867,083	$3,349,624	$1,459,094	$828,886	$1,734,001	$8,624,800
Current period gross write-offs - CRE	$3,184	$—	$—	$19,709	$—	$681	$23,574
C&I
Pass	$1,196,845	$675,221	$1,291,707	$808,286	$412,971	$2,501,415	$6,886,445
Special mention	15,888	18,633	198,737	70,428	10,973	98,450	413,109
Substandard	—	125,253	33,951	73,032	25,830	211,237	469,303
N/A(4)	364,947	190,867	163,191	67,654	17,237	9,832	813,728
Total C&I	$1,577,680	$1,009,974	$1,687,586	$1,019,400	$467,011	$2,820,934	$8,582,585
Current period gross write-offs - C&I	$2,018	$13,647	$21,267	$10,256	$5,040	$6,956	$59,184
Multifamily
Pass	$57,650	$1,004,387	$2,690,142	$1,266,945	$823,374	$2,107,406	$7,949,904
Special mention	—	164,750	197,385	157,652	28,969	101,130	649,886
Substandard	—	86,516	490,480	212,479	90,304	361,123	1,240,902
Total multifamily	$57,650	$1,255,653	$3,378,007	$1,637,076	$942,647	$2,569,659	$9,840,692
Current period gross write-offs - Multifamily	$—	$—	$—	$—	$—	$14,100	$14,100
Remaining commercial
Pass	$3,700,349	$1,230,676	$1,019,522	$518,369	$330,432	$797,060	$7,596,408
Special mention	—	710	596	2,667	—	514	4,487
Substandard	—	1,151	2,141	1,242	303	3,201	8,038
Total remaining commercial	$3,700,349	$1,232,537	$1,022,259	$522,278	$330,735	$800,775	$7,608,933
Current period gross write-offs - Remaining commercial	$—	$267	$13	$20	$—	$10,874	$11,174
Total commercial loans
Pass	$5,292,984	$3,734,405	$7,830,872	$3,692,365	$2,307,240	$6,793,658	$29,651,524
Special mention	34,849	216,393	673,331	542,075	62,428	298,981	1,828,057
Substandard	29,011	223,582	770,082	335,754	182,374	774,409	2,315,212
Doubtful	—	—	—	—	—	48,489	48,489
N/A(4)	364,947	190,867	163,191	67,654	17,237	9,832	813,728
Total commercial loans	$5,721,791	$4,365,247	$9,437,476	$4,637,848	$2,569,279	$7,925,369	$34,657,010
Current period gross write-offs - Total commercial	$5,202	$13,914	$21,280	$29,985	$5,040	$32,611	$108,032
(1)Loans originated during the year ended December 31, 2024.
(2)Includes $196.2 million of LHFS at December 31, 2024.
(3)Includes $8.9 million of revolving loans converted to term loans.
(4)Not subject to internal risk rating process.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Consumer Lending Asset Quality Indicators-Credit Score

Consumer financing receivables for which either an internal or external credit score is a core component of the allowance model are summarized by credit score determined at origination as follows:

RICs and Auto Loans

As of December 31, 2025	RICs and auto loans
(dollars in thousands)	Amortized Cost by Origination Year (3)
Credit Score Range	2025(1)	2024	2023	2022	2021	Prior	Total	Percent
No FICO (2)	$1,294,566	$788,100	$339,108	$237,769	$87,563	$44,104	$2,791,210	6.5%
<600	6,494,985	4,230,757	2,371,792	1,493,463	614,334	347,510	15,552,841	36.4%
600-639	3,189,116	2,411,141	1,373,836	899,892	303,397	126,349	8,303,731	19.4%
640-679	1,866,741	1,710,794	863,575	570,745	176,130	69,687	5,257,672	12.3%
680-719	1,129,610	1,147,530	645,207	395,185	172,087	85,125	3,574,744	8.4%
720-759	616,200	739,322	417,983	292,715	166,497	75,288	2,308,005	5.4%
>=760	1,364,434	1,706,565	665,758	615,893	435,586	159,611	4,947,847	11.6%
Total	$15,955,652	$12,734,209	$6,677,259	$4,505,662	$1,955,594	$907,674	$42,736,050	100.0%
Current period gross write-offs - RICs and auto loans	$436,061	$1,605,890	$1,142,920	$776,382	$270,646	$164,568	$4,396,467
(1)    Loans originated during the year ended December 31, 2025.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.

As of December 31, 2024	RICs and auto loans
(dollars in thousands)	Amortized Cost by Origination Year (3)
Credit Score Range	2024(1)	2023	2022	2021	2020	Prior	Total	Percent
No FICO (2)	$1,405,385	$619,855	$439,495	$203,482	$75,220	$59,112	$2,802,549	6.3%
<600	6,226,932	3,802,976	2,684,114	1,300,940	430,387	467,173	14,912,522	33.4%
600-639	3,666,764	2,210,937	1,570,957	580,838	156,518	156,414	8,342,428	18.7%
640-679	2,584,001	1,381,664	991,775	327,850	88,443	84,671	5,458,404	12.2%
680-719	1,876,930	1,021,254	692,491	322,204	131,317	72,779	4,116,975	9.2%
720-759	1,196,671	664,152	524,294	321,172	133,447	49,809	2,889,545	6.5%
>=760	2,538,495	1,042,245	1,155,983	910,962	335,186	80,424	6,063,295	13.7%
Total	$19,495,178	$10,743,083	$8,059,109	$3,967,448	$1,350,518	$970,382	$44,585,718	100.0%
Current period gross write-offs - RICs and auto loans	$527,058	$1,545,761	$1,295,970	$618,628	$395,766	$10,081	$4,393,264
(1)    Loans originated during the year ended December 31, 2024.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Personal Unsecured Loans

As of December 31, 2025	Personal Unsecured loans
(dollars in thousands)	Amortized Cost by Origination Year(3)
Credit Score Range	2025(1)	2024	2023	2022	2021	Prior	Total	Percent
No FICO (2)	$12,933	$—	$—	$—	$—	$132	$13,065	2.7%
<600	10	33	43	63	22	2,856	3,027	0.6%
600-639	618	775	1,100	937	223	5,034	8,687	1.8%
640-679	3,259	5,096	7,163	6,490	2,108	27,466	51,582	10.5%
680-719	10,976	15,836	19,759	16,262	5,302	56,950	125,085	25.4%
720-759	16,040	17,657	20,567	22,089	6,682	57,349	140,384	28.5%
>=760	25,948	19,823	17,241	19,149	6,854	61,680	150,695	30.5%
Total	$69,784	$59,220	$65,873	$64,990	$21,191	$211,467	$492,525	100.0%
Current period gross write-offs - personal unsecured loans	$6,757	$37,790	$67,922	$31,225	$5,572	$15,812	$165,078
(1)    Loans originated during the year ended December 31, 2025.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.

As of December 31, 2024	Personal Unsecured loans
(dollars in thousands)	Amortized Cost by Origination Year(3)
Credit Score Range	2024(1)	2023	2022	2021	2020	Prior	Total	Percent
No FICO (2)	$12,247	$—	$—	$—	$—	$44	$12,291	0.7%
<600	41	69	55	70	28	2,831	3,094	0.2%
600-639	697	4,621	6,309	721	202	5,208	17,758	1.0%
640-679	10,606	50,854	35,095	5,764	1,971	28,655	132,945	7.7%
680-719	129,635	175,986	77,455	14,800	5,161	60,513	463,550	27.0%
720-759	191,798	180,368	90,523	18,019	4,944	60,515	546,167	31.8%
>=760	220,123	154,570	75,909	19,481	5,433	64,406	539,922	31.6%
Total	$565,147	$566,468	$285,346	$58,855	$17,739	$222,172	$1,715,727	100.0%
Current period gross write-offs - personal unsecured loans	$7,457	$129,396	$146,710	$39,248	$2,229	$7,555	$332,595
(1)    Loans originated during the year ended December 31, 2024.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Consumer Lending Asset Quality Indicators-FICO and LTV Ratio

For both residential and home equity loans, loss severity assumptions are incorporated in the loan and lease loss reserve models to estimate loan balances that will ultimately charge off. These assumptions are based on recent loss experience within various current LTV bands within these portfolios. LTVs are refreshed quarterly by applying Federal Housing Finance Agency Home price index changes at a state-by-state level to the last known appraised value of the property to estimate the current LTV. The Company's CECL loss calculation incorporates the refreshed LTV information to update the distribution of defaulted loans by LTV as well as the associated LGD for each LTV band. Reappraisals on a recurring basis at the individual property level are not considered cost-effective or necessary; however, reappraisals are performed on certain higher risk accounts to support line management activities, default servicing decisions, or when other situations arise for which, the Company believes the additional expense is warranted.

FICO scores are refreshed quarterly, where possible. The indicators disclosed represent the credit scores for loans as of the date presented based on the most recent assessment performed.

Residential mortgage and home equity financing receivables by LTV and FICO range are summarized as follows:

As of December 31, 2025	Amortized Cost by Origination Year (4)
(dollars in thousands)
Residential mortgages	2025(1)	2024(1)	2023(1)	2022	2021	Prior	Grand Total	Revolving Loans
LTV ratios (3)
No LTV available (2)	$—	$—	$—	$—	$—	$1,575	$1,575	$—
<= 70%	—	—	—	213,683	970,129	2,824,077	4,007,889	—
70.01% - 110%	—	—	—	27,564	—	1,728	29,292	—
Greater than 110%	—	—	—	—	—	347	347	—
Total residential mortgages	$—	$—	$—	$241,247	$970,129	$2,827,727	$4,039,103	$—

FICO scores
No FICO score available	$—	$—	$—	$—	$—	$2,128	$2,128	$—
<600	—	—	—	12,154	23,111	152,269	187,534	—
600-679	—	—	—	21,836	47,536	217,424	286,796	—
680-759	—	—	—	58,146	197,808	689,329	945,283	—
>=760	—	—	—	149,111	701,674	1,766,577	2,617,362	—
Total residential mortgages	$—	$—	$—	$241,247	$970,129	$2,827,727	$4,039,103	$—
Current period gross write-offs - residential mortgages	$—	$—	$—	$24	$—	$14	$38

Home equity
LTV ratios
No LTV available (2)	$—	$—	$—	$853	$3,291	$44,206	$48,350	$30,498
<= 70%	—	—	—	36,924	143,788	1,561,212	1,741,924	1,680,721
70.01% - 110%	—	—	—	2,944	625	2,305	5,874	4,818
Greater than 110%	—	—	—	399	456	384	1,239	1,239
Total home equity	$—	$—	$—	$41,120	$148,160	$1,608,107	$1,797,387	$1,717,276

FICO scores
No FICO score available	$—	$—	$—	$593	$2,135	$41,918	$44,646	$26,795
<600	—	—	—	1,125	6,616	123,210	130,951	113,923
600-679	—	—	—	2,746	11,917	188,186	202,849	188,793
680-759	—	—	—	12,778	47,192	491,880	551,850	538,674
>=760	—	—	—	23,878	80,300	762,913	867,091	849,091
Total home equity	$—	$—	$—	$41,120	$148,160	$1,608,107	$1,797,387	$1,717,276
Current period gross write-offs - home equity	$—	$—	$—	$—	$—	$2,237	$2,237
(1) The Company ceased origination of new residential mortgage and home equity loans in 2022.
(2) Balances in the "No LTV available" or "No FICO score available" ranges primarily represent loans serviced by others, in run-off portfolios or for which a current LTV or FICO score is unavailable.
(3) The ALLL model considers LTV for financing receivables in first lien position and CLTV for financing receivables in second lien position for the Company.
(4) Excludes LHFS.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

As of December 31, 2024	Amortized Cost by Origination Year (4)
(dollars in thousands)
Residential mortgages	2024(1)	2023(1)	2022	2021	2020	Prior	Grand Total	Revolving Loans
LTV ratios (3)
No LTV available (2)	$—	$—	$—	$—	$—	$2,532	$2,532	$—
<= 70%	—	—	205,291	1,018,821	825,279	2,294,350	4,343,741	—
70.01% - 110%	—	—	52,481	14,558	—	2,073	69,112	—
Greater than 110%	—	—	—	—	—	362	362	—
Total residential mortgages	$—	$—	$257,772	$1,033,379	$825,279	$2,299,317	$4,415,747	$—

FICO scores
No FICO score available	$—	$—	$—	$—	$—	$2,633	$2,633	$—
<600	—	—	13,735	20,510	15,011	134,634	183,890	—
600-679	—	—	18,057	45,160	33,077	201,710	298,004	—
680-759	—	—	69,337	233,824	181,819	609,774	1,094,754	—
>=760	—	—	156,643	733,885	595,372	1,350,566	2,836,466	—
Total residential mortgages	$—	$—	$257,772	$1,033,379	$825,279	$2,299,317	$4,415,747	$—
Current period gross write-offs - residential mortgages	$—	$—	$26	$63	$17	$47	$153

Home equity
LTV ratios
No LTV available (2)	$—	$—	$1,636	$5,278	$4,648	$49,780	$61,342	$40,996
<= 70%	—	—	39,288	152,644	161,525	1,665,349	2,018,806	1,946,324
70.01% - 110%	—	—	3,741	1,474	—	4,324	9,539	8,412
Greater than 110%	—	—	690	545	—	443	1,678	1,678
Total home equity	$—	$—	$45,355	$159,941	$166,173	$1,719,896	$2,091,365	$1,997,410

FICO scores
No FICO score available	$—	$—	$678	$2,392	$2,485	$46,861	$52,416	$32,071
<600	—	—	928	4,302	6,270	130,273	141,773	122,068
600-679	—	—	3,828	10,849	8,516	209,631	232,824	216,096
680-759	—	—	15,820	52,248	54,234	533,004	655,306	639,403
>=760	—	—	24,101	90,150	94,668	800,127	1,009,046	987,772
Total home equity	$—	$—	$45,355	$159,941	$166,173	$1,719,896	$2,091,365	$1,997,410
Current period gross write-offs - home equity	$—	$—	$—	$—	$544	$3,198	$3,742
(1) The Company ceased origination of new residential mortgage and home equity loans in 2022.
(2) Balances in the "No LTV available" or "No FICO score available" ranges primarily represent loans serviced by others, in run-off portfolios or for which a current LTV or FICO score is unavailable.
(3) The ALLL model considers LTV for financing receivables in first lien position and CLTV for financing receivables in second lien position for the Company.
(4) Excludes LHFS.

During the year ended December 31, 2025, the Company reported $1.2 million in gross charge-offs related to other consumer portfolios.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Loan Modifications

Occasionally the Company modifies loans to customers in financial difficulty by providing term extensions, payment deferrals, and interest rate reductions. When a loan is modified, the related unamortized net fees and costs and any prepayment penalties are carried forward and any fees received, and direct loan origination costs associated with the refinancing or restructuring, are deferred. Additionally, the EIR is recalculated based upon the amortized cost basis of the modified loan and its revised contractual cash flows.

All of the Company’s commercial loan modifications are based on the circumstances of the individual customer, including specific customers' complete relationship with the Company. Loan terms are modified to meet each borrower’s specific circumstances at a point in time and may allow for modifications such as term extensions, covenant waivers, payment holidays and interest rate reductions. Commercial loan modifications are generally restructured to allow for an upgraded risk rating and return to accrual status after a sustained period of payment performance has been achieved (typically 12 months for monthly payment schedules). The financial effect of modifications made to commercial loan borrowers through our deferral program is the addition of deferred amounts to the end of the original loan term.

The primary modification program for the Company’s residential mortgage and home equity portfolios is a proprietary program designed to keep customers in their homes and, when appropriate, prevent them from entering into foreclosure. The program is available to all customers facing a financial hardship regardless of their delinquency status. The main goal of the modification program is to review the customer’s entire financial condition to ensure that the proposed modified payment solution is affordable according to a specific DTI ratio range. The main modification benefits of the program allow for term extensions, interest rate reductions, and/or deferment of principal. The Company reviews each customer on a case-by-case basis to determine which benefit or combination of benefits will be offered to achieve the target DTI range.

For RICs and auto loans, the Company at times offers deferrals under which the consumer is allowed to defer a maximum of three payments per event to the end of the loan. We limit the frequency of each new deferral that may be granted to one deferral after completion of at least eight payments from origination and eight payments between each extension. The maximum number of months extended for the life of the loan for all automobile RICs is eight for non-natural disaster extensions and twelve for natural disaster extensions. Some marine and RV contracts also have a maximum of twelve months' extension to reflect their longer terms. Additionally, we generally limit the granting of deferrals on new accounts until a requisite number of payments has been received. During the deferral period, we continue to accrue and collect interest on the loan in accordance with the terms of the deferral agreement. Some auto loan modifications include a reduction of the interest rate and may include an extension of term to eligible borrowers at risk of default and repossession of the financed vehicle. The financial effect of RIC and auto loan modifications made through our deferral program is that it allows customers to defer payments for up to eight months over the life of the loan and the deferred payments are added to the end of the original loan term. All other modification types, which may include interest rate reductions and maturity date extensions of up to 36 months beyond the current maturity date, result in a reduction of the monthly payment.

When estimating the ACL, the Company uses a statistical methodology based on an expected credit loss approach that focuses on forecasting the expected credit loss components (i.e., PD, payoff, LGD and EAD) on a loan level basis to estimate the expected future lifetime losses. This methodology generally does not change when loans are modified. However, the Company monitors credit quality indicators and delinquency, and adjusts the allowance as those factors change. The Company generally uses a DCF approach for large impaired commercial loans. For all collateral-dependent loans, the Company measures the ACL as the difference between the asset’s amortized cost basis and the fair value of the underlying collateral as of the reporting date, adjusted for expected costs to sell. Refer to Note 1 to these Consolidated Financial Statements for more information on the ACL.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

The following table shows the amortized cost basis at the end of the reporting period for loans modified during the reporting period to borrowers experiencing financial difficulty, disaggregated by class of financing receivable and type of modification granted.

	Amortized Cost
	Year ended				Year ended				Year ended
	December 31, 2025				December 31, 2024				December 31, 2023
(dollars in thousands):	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable
Commercial:
CRE	$903,470	$160,172	$1,063,642	12.71%	$377,174	$260,829	$638,003	7.40%	$102,760	$73,523	$176,283	2.02%
C&I	31,497	23,584	55,081	0.69%	99,862	40,936	140,798	1.64%	71,145	4,569	75,714	0.67%
Multifamily	228,442	84,484	312,926	3.26%	87,443	—	87,443	0.89%	24,144	8,919	33,063	0.31%
Other commercial	581	90	671	0.01%	68	150	218	—%	—	348	348	—%
Consumer:
Residential mortgages	—	4,392	4,392	0.08%	—	2,945	2,945	0.05%	—	4,537	4,537	0.09%
Home equity loans and lines of credit	—	2,751	2,751	0.15%	—	5,307	5,307	0.25%	—	5,730	5,730	0.23%
RICs and auto loans	1,287,763	98,182	1,385,945	3.24%	1,224,005	92,725	1,316,730	2.95%	815,506	299,051	1,114,557	2.55%
Total	$2,451,753	$373,655	$2,825,408	3.34%	$1,788,552	$402,892	$2,191,444	2.47%	$1,013,555	$396,677	$1,410,232	1.51%

NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Performance of Modified Loans

The Company monitors the performance of modified loans to borrowers experiencing financial difficulty to understand the effectiveness of its modification efforts. The following table depicts the performance of loans that have been modified in the 12- month period prior to period-end:

	Amortized Cost			Amortized Cost			Amortized Cost
	As of December 31, 2025			As of December 31, 2024			As of December 31, 2023
(in thousands)	Current	30-89 DPD	90+ DPD	Current	30-89 DPD	90+ DPD	Current	30-89 DPD	90+ DPD

Commercial:
CRE	$1,012,890	$13,454	$37,298	$595,370	$36,731	$5,903	$156,412	$12,727	$7,144
C&I	52,507	2,145	429	116,850	7,060	16,887	71,327	4,196	191
Multifamily	280,786	32,140	—	67,513	19,930	—	24,527	—	8,536
Other commercial	671	—	—	150	68	—	348	—	—
Consumer:
Residential mortgages	3,792	600	—	2,532	216	197	3,879	151	507
Home equity loans and lines of credit	1,983	153	615	4,010	581	716	5,211	333	186
RICs and auto loans	884,041	456,365	45,539	894,242	387,367	35,121	724,752	358,395	31,410
Total	$2,236,670	$504,857	$83,881	$1,680,667	$451,953	$58,824	$986,456	$375,802	$47,974

Payment Defaults Which Have Had a Prior Modification

A modified loan is generally considered to have subsequently defaulted if, after modification, the loan becomes 90 DPD. For RICs, a modified loan is considered to have subsequently defaulted after modification at the earlier of the date of repossession or 120 DPD. Upon the Company’s determination that a modified loan (or portion of a loan) has subsequently been deemed uncollectible, the loan (or a portion of the loan) is written off. See Note 1 to these Consolidated Financial Statements for more information on the Company's charge-off policy. The following table provides the amortized cost basis of financing receivables that had a payment default during the period and were modified in the 12-month period prior to default due to the borrower's financial difficulty:

	Amortized Cost
	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Payment deferral	All other modification types	Payment deferral	All other modification types	Payment deferral	All other modification types
(in thousands)
Commercial:
CRE	$45,980	$—	$—	$—	$7,144	$—
C&I	8,344	13,385	2,020	90	843	607
Multi-family	—	—	—	—	8,536	—
Consumer:
Residential mortgages	—	196	—	47	—	507
Home equity loans and lines of credit	—	319	—	323	—	186
RICs and auto loans	235,158	3,620	146,282	13,679	56,512	33,702
Total	$289,482	$17,520	$148,302	$14,139	$73,035	$35,002